Offerings - Offering: 1	Jul. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	5,410,000
Proposed Maximum Offering Price per Unit	27.18
Maximum Aggregate Offering Price	$ 147,043,800.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 20,306.75
Offering Note	The proposed maximum offering price per unit was estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act of 1933, as amended, and based upon the average of the high and low prices of Dow Inc.'s Common Stock as reported on the New York Stock Exchange on July 6, 2026.